NOTES RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2020
NOTES RECEIVABLE, NET-THIRD PARTIES
NOTES RECEIVABLE, NET-THIRD PARTIES

8.    NOTES RECEIVABLE, NET–THIRD PARTIES

	As of December 31,
	2019	2020
	RMB	RMB
Notes receivable	1,529,800,657	1,051,743,491
Provision for notes receivable	—	(182,338)
Notes receivable, net	1,529,800,657	1,051,561,153

As of December 31, 2019 and 2020, notes receivable with net book value of RMB819,481,928 and RMB221,391,816 were pledged as collateral for the issuance of bank acceptance notes.

The following table summarizes the activity in the allowance for credit losses related to notes receivable for the year ended December 31, 2018, 2019 and 2020:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	—	—	—
Impact of adopting ASC Topic 326	—	—	223,000
Addition	—	—	—
Reversal	—	—	(40,662)
At end of year	—	—	182,338